Geographic information	12 Months Ended
Dec. 31, 2013
Geographic information [Abstract]
Geographic information

Note 21 - Geographic information:

The following table contains certain financial information by geographic location for the years ended December 31, 2013 and 2012:

	Years ended December 31,
United States:	2013	2012
Revenues - owned units	$38,648,050	$56,429,452
Management, incentive and royalty fee revenue	4,979,190	3,496,914
Net assets	7,572,058	3,031,053

Foreign:
Revenues - owned units	$-	$-
Management and development fee revenue	2,357,438	194,356
Net assets (liabilities)	654,579	(542,306)